GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

28.  GENERAL AND ADMINISTRATIVE EXPENSES

The breakdown of general and administrative expenses is as follows:

	2019	2020	2021
General expenses	1,651	1,805	2,043
Professional fees	793	981	789
Allowance for expected credit losses	1,899	2,344	477
Traveling	410	275	321
Training, education, and recruitment	461	308	284
Meeting	276	184	249
Social contribution	200	223	213
Collection expenses	176	193	212
Research and development	45	52	82
Others (each below Rp75 billion)	296	199	346
Total	6,207	6,564	5,016

Refer to Note 32 for details of related parties transactions.